INVESTMENTS	6 Months Ended
Jun. 30, 2016
INVESTMENTS.
INVESTMENTS

3. INVESTMENTS

        The Company's long-term investments are consisted of the follows:

	December 31 2015	June 30 2016
	RMB	RMB
Held to maturity investment
Long-term time deposit	1,020,425,292	1,039,972,092
Available-for-sale investments
China Eastern Airline	—	3,079,192,544
Tujia	2,876,749,196	2,951,401,321
eLong	—	1,797,616,926
LY.com	1,745,309,616	1,745,309,616
Hanting	1,116,231,309	1,334,598,638
MakeMyTrip	—	1,196,262,000
eHi	793,869,127	654,034,420
Tuniu	430,659,093	233,083,048
Easy Go	527,301,676	217,284,352
Others	316,742,816	225,043,305
Equity method investments
Homeinns	961,773,378	955,883,350
eLong	2,632,145,397	747,869,990
Others	461,048,432	938,829,229
Cost method investments	988,268,166	860,748,634
Total net book value	13,870,523,498	17,977,129,465

Held to maturity investment

        In September 2015, the Company placed a three-year time deposit of RMB 1 billion to a domestic bank with fixed interest rate of 3.90% per annum.

Available-for-sale investments

        China Eastern Airlines Limited ("China Eastern Airlines")

        In April 2016, the Company purchased 466 million ordinary share of China Eastern Airlines with the total consideration of RMB 3 billion which represented around 3% equity interest of China Eastern Airlines. China Eastern Airlines is listed on the New York, Hong Kong and Shanghai stock exchange. The shares of China Eastern Airlines the Company purchased is traded at Shanghai Stock Exchange. The Company does not have the ability to exercise significant influence. The investment in China Eastern Airlines is therefore classified as available-for-sale investment. As of June 30 2016, the closing price of China Eastern Airlines A shares was RMB 6.61 per share. The Company remeasured the investment at a fair value of RMB 3.1 billion with RMB 79 million unrealized gain recorded in other comprehensive income.

Tujia

        Tujia was a consolidated subsidiary of the Company. In July, 2015, after Series D+ financing of Tujia, the equity interest of the Company was diluted to 45% and the Company was no longer entitled to appoint the majority of the board of directors of Tujia. As a result, the Company lost the control in Tujia and the financial position and results of operations of Tujia was deconsolidated. As of June 30, 2016, the Company held 101,498,094 convertible and redeemable preferred shares of Tujia. The convertible and redeemable preferred shares that the Company subscribed from Tujia are not in substance common stocks and are classified as available-for-sale investment.

LY.com

        In April, 2014, the Company purchased a minority stake of LY.com, a leading local attraction ticket service provider, with a cash consideration of approximately RMB1.4 billion. According to the purchase agreement and shareholders arrangement, the investment on LY.com is considered not in substance common stock and is classified as available-for-sale investments. As of June 30 2016, the Company remeasured the investment in LY.com at a fair value of RMB1.7 billion (approximately US$263 million), with RMB0.3 billion unrealized gain recorded in other comprehensive income.

Hanting

        As a result of a series of investments on Hanting in 2010, the Company holds an aggregate of 22,049,446 shares of Hanting, representing approximately 9% of Hanting's total outstanding shares with the aggregated investment cost of US$67.5 million (approximately RMB0.5 billion). The Company does not have the ability to exercise significant influence and the investment in Hanting is classified as available-for-sale investment. As of June 30 2016, the closing price of Hanting was US$36.43 per ADS. The Company remeasured the investment in Hanting at a fair value of RMB1.3 billion (approximately US$201 million), with RMB0.9 billion unrealized gain recorded in other comprehensive income.

MakeMyTrip

        In January, 2016, the Company made an investment of US$180 million in MakeMyTrip Limited ("MakeMyTrip"), an Indian online travel company to purchase its newly issued convertible bonds. Upon completion of the investment, the Company is entitled to appoint a director to MakeMyTrip's board of directors. Since the investment of convertible bonds in MakeMyTrip is not in substance common stock, it is classified as available-for-sale debt security. As of June 30 2016, the Company remeasured the investment in MakeMyTrip at a fair value of RMB1.2 billion (approximately US$180 million), with RMB13 million unrealized gain recorded in other comprehensive income.

eHi

        As a result of a series of investments in eHi since 2013, the Company has held an aggregate equity interest of approximately 14% of eHi's total outstanding share and 19.6% of eHi's voting power as of December 31, 2015 and June 30, 2016 with the aggregated investment cost of US$107 million (approximately RMB0.7 billion). The Company does not have the ability to exercise significant influence and the investment in eHi is classified as available-for-sale investment. As of June 30 2016, the closing price of eHi was US$10.11 per ADS. The Company remeasured the investment in eHi at a fair value of RMB654 million (approximately US$98 million), with RMB58 million unrealized loss recorded in other comprehensive income.

Easy Go

        In December 2013 and August 2014, the Company subscribed Easy Go's Series B and Series C convertible preferred shares with a total consideration of US$53 million (approximately RMB 324 million). The convertible preferred shares that the Company subscribed from Easy Go are not in substance common stocks and are classified as available-for-sale investment. As of June 30 2016, the Company remeasured the investment in Easy Go at a fair value of RMB217 million (approximately US$33 million), with RMB41 million unrealized gain recorded in other comprehensive income.

        In February 2016, the Company consummated a transaction to sell approximately 6 million Easy Go's convertible and redeemable preferred shares to a third party institution for a total consideration of US$49 million (approximately RMB317 million) which included a gain of US$23 million (approximately RMB135 million) recycled from the other comprehensive income and reported in "other income" (Note 2).

Tuniu

        The Company held an aggregate equity interest of approximately 4% of Tuniu as of December 31, 2015 and June 30, 2016 with the aggregated investment cost of US$ 50 million (approximately RMB0.3 billion). The Company does not have the ability to exercise significant influence and the investment in Tuniu is classified as available-for-sale investment. As of June 30 2016, the closing price of Tuniu was US$8.43 per ADS. The Company remeasured the investment in Tuniu at a fair value of RMB233 million (approximately US$35 million), with RMB0.1 billion unrealized loss recorded in other comprehensive income.

Equity method investments

eLong

        In May 2015, the Company entered into a share purchase agreement with certain selling shareholders, including Expedia, Inc. ("Expedia"), to acquire approximately 38% share capital of eLong, Inc. ("eLong") which included both ordinary shares and high-vote ordinary shares. The total consideration was approximately USD422 million. The Company has one out of eight board seats of eLong. The Company applies the equity method to account for the investment starting June 2015.

        In May 2016, in connection with a consummated "going-private" transaction of eLong, eLong was reorganized and became the wholly owned subsidiary of E-dragon Holdings Limited ("E-dragon"). All the ordinary shares and high-vote ordinary shares of eLong previously held by the Company were transferred to the ordinary shares and preferred shares of E-dragon respectively. The Company disposed its previously held investment in eLong at its carrying value and recognized the ordinary shares and preferred shares of E-dragon it obtained at their respective fair value on the date of transfer. The Company determined that the fair value of the ordinary shares and preferred shares of E-dragon approximated to the carrying value of its investment in eLong.

        After the transaction, the Company will apply equity accounting for its investment in E-dragon's ordinary shares, it acquired on the date of transfer, on one quarter lag basis since the financial statements of E-dragon were not available within a sufficient time period. The preferred shares of E-dragon that the Company holds are redeemable and convertible and hence not considered as in substance common stocks and are classified as available-for-sale debt security.

        The carrying amount and unrealized securities holding profit for investment in eLong during the period was as follows:

	December 31 2015	June 30 2016
	RMB	RMB
Investment cost	2,615,954,303	2,732,852,735
Foreign currency translation	116,898,432	70,917,989

Total investment cost	2,732,852,735	2,803,770,724

Value booked under equity method
Share of cumulative loss	(98,560,550)	(255,175,524)
Amortization of outside difference, net of tax	(2,146,788)	(3,108,284)

Total booked value under equity method.	(100,707,338)	(258,283,808)

Net book value	2,632,145,397	2,545,486,916

        In the six-months period of 2016, among the share of cumulative loss of eLong, the Company recognized the loss as a result of the equity dilution impact in eLong with amount of RMB 26 million in "Equity in income/(loss) of affiliates" of the Comprehensive income statement.

Homeinns

        The Company holds an aggregate equity interest of approximately 15% of the outstanding shares of Homeinns (or 14,400,765 shares). Given the level of investment and the common directors on Board of both companies, the Company applied equity method of accounting to account for the investment in Homeinns.

        The Company applied equity accounting for Homeinns investment on one quarter lag basis since the financial statements of Homeinns were not available within a sufficient time period.

        The carrying amount and unrealized securities holding profit for investment in Homeinns during the period was as follows:

	December 31, 2015	June 30, 2016
	RMB	RMB
Investment cost
Balance at beginning of year	568,679,251	585,226,707
Foreign currency translation	16,547,456	—

Total investment cost	585,226,707	585,226,707

Value booked under equity method
Share of cumulative profit	403,234,118	399,287,845
Amortization of outside difference, net of tax	(26,687,447)	(28,631,202)

Total booked value under equity method.	376,546,671	370,656,643

Net book value	961,773,378	955,883,350

        In the six-months period of 2016, among the share of cumulative profit of Hominns, the Company recognized gain as a result of the equity dilution impact in Homeinns with amount of RMB 12 million in "Equity in income/(loss) of affiliates" of the Comprehensive income statement.

Cost method investments

        Cost method is used for investments over which the Company does not have the ability to exercise significant influence. The carrying value of cost method investments was RMB 1 billion and RMB 0.9 billion as of December 31, 2015 and June 30, 2016 respectively. None of these investments individually is considered as material to the Group's financial position.

        In February 2016, the Company consummated a transaction to sell all its held 4% equity interest of Keystone, which was accounted for under cost method with the carrying value of RMB 167 million, to a third party institution with the total consideration of US$47 million (approximately RMB 308 million) which included a gain of RMB 141 million as reported in "other income" (Note 2).